Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2019
Pension and other post-retirement benefits
30 Pension and other post-retirement benefits
The Bank participates in a defined benefit pension plan sponsored by the Group and has defined contribution pension plans, single-employer defined benefit pension plans and other post-retirement defined benefit plans. The Bank’s principal plans are located in Switzerland, the US and the UK.
> Refer to “Note 31 – Pension and other post-retirement benefits” in VI – Consolidated financial statements – Credit Suisse Group for further information on pension and other post-retirement benefits.
Defined contribution pension plans
The Bank contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2019, 2018 and 2017, the Bank contributed to these plans and recognized as expense CHF  150 million, CHF  140 million and CHF  156 million, respectively.
Defined benefit pension and other post-retirement benefit plans
Defined benefit pension plans
Group pension plan
The Bank covers pension requirements for its employees in Switzerland by participating in a defined benefit pension plan sponsored by the Group (Group plan), the Group’s most significant defined benefit pension plan. The Group plan provides benefits in the event of retirement, death and disability. Various legal entities within the Group participate in the Group plan, which is set up as an independent trust domiciled in Zurich. Benefits in the Group plan are determined on the basis of the accumulated employer and employee contributions and accumulated interest credited. In accordance with US GAAP, the Group accounts for the Group plan as a single-employer defined benefit pension plan and uses the projected unit credit actuarial method to determine the net periodic benefit costs, the PBO and the accumulated benefit obligation (ABO). The Bank accounts for the defined benefit pension plan sponsored by the Group as a multi-employer pension plan because other legal entities within the Group also participate in the Group plan and the assets contributed by the Bank are not segregated into a separate account or restricted to provide benefits only to employees of the Bank. The assets contributed by the Bank are commingled with the assets contributed by the other legal entities of the Group and can be used to provide benefits to any employee of any participating legal entity. The Bank’s contributions to the Group plan comprise 85% of the total assets contributed to the Group plan by all participating legal entities on an annual basis.
The Bank accounts for the Group plan on a defined contribution basis whereby it only recognizes the amounts required to be contributed to the Group plan during the period as net periodic pension expense and only recognizes a liability for any contributions due and unpaid. No other expenses or balance sheet amounts related to the Group plan were recognized by the Bank. In the savings section of the Group plan, the Bank’s contribution varies between 7.5% and 25.0% of the pensionable salary depending on the employee’s age.
During 2019, 2018 and 2017, the Bank contributed and recognized as expense CHF  338 million, CHF  377 million and CHF  379 million to the Group plan, respectively. The Bank expects to contribute CHF  246 million to the Group plan during 2020.
International pension plans
Various defined benefit pension plans cover the Bank’s employees outside Switzerland. These plans provide benefits in the event of retirement, death, disability or termination of employment. Retirement benefits under the plans depend on age, contributions and salary. The Bank’s principal defined benefit pension plans outside Switzerland are located in the US and in the UK. Both plans are funded, closed to new participants and have ceased accruing new benefits. Smaller defined benefit pension plans, both funded and unfunded, are operated in other locations.
Other post-retirement defined benefit plan
In the US, the Bank has a defined benefit plan that provides post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Bank promises to provide health and welfare benefits after the employee retires. The Bank’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.
Net periodic benefit costs of defined benefit plans
The net periodic benefit costs for defined benefit pension and other post-retirement defined benefit plans are the costs of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using the standard actuarial methodology which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service costs/(credits) and actuarial losses/(gains) recognized in AOCI.
Components of net periodic benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	2019	2018	2017	2019	2018	2017
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	14	16	22	0	0	0
Interest costs on benefit obligation	90	86	91	6	5	6
Expected return on plan assets	(108)	(114)	(133)	0	0	0
Amortization of recognized prior service cost/(credit)	1	0	0	0	0	0
Amortization of recognized actuarial losses/(gains)	19	47	60	3	8	7
Settlement losses/(gains)	0	0	0	0	0	0
Curtailment losses/(gains)	0	(1)	(10)	0	0	0
Net periodic benefit costs/(credits)	16	34	30	9	13	13
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or, until the end of 2018, in restructuring expenses.

Benefit obligation
The “Obligations and funded status of the plans” table shows the changes in the PBO, the ABO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the international single-employer defined benefit pension plans and other post-retirement defined benefit plans.
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan
in / end of	2019	2018	2019	2018
PBO (CHF million) [1]
Beginning of the measurement period	2,951	3,390	160	173
Service cost	14	16	0	0
Interest cost	90	86	6	5
Plan amendments	0	10	0	0
Settlements	0	(1)	0	0
Curtailments	0	(1)	0	0
Special termination benefits	0	1	0	0
Actuarial losses/(gains)	410	(229)	13	(9)
Benefit payments	(149)	(233)	(12)	(11)
Exchange rate losses/(gains)	9	(88)	(3)	2
End of the measurement period	3,325	2,951	164	160
Fair value of plan assets (CHF million)
Beginning of the measurement period	3,604	4,088	0	0
Actual return on plan assets	487	(141)	0	0
Employer contributions	130	19	12	11
Settlements	0	(1)	0	0
Benefit payments	(149)	(233)	(12)	(11)
Exchange rate gains/(losses)	39	(128)	0	0
End of the measurement period	4,111	3,604	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	786	653	(164)	(160)
Funded status recognized in the consolidated balance sheet as of December 31	786	653	(164)	(160)
Total amount recognized (CHF million)
Noncurrent assets	1,068	1,001	0	0
Current liabilities	(6)	(10)	(11)	(11)
Noncurrent liabilities	(276)	(338)	(153)	(149)
Net amount recognized in the consolidated balance sheet as of December 31	786	653	(164)	(160)
ABO (CHF million) [2]
End of the measurement period	3,294	2,921	164	160
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.
The net amount recognized in the consolidated balance sheets as of December 31, 2019 and 2018 was an overfunding of CHF  622 million and CHF  493 million, respectively.
In 2019 and 2018, the Bank made contributions of CHF  130 million and CHF  19 million, respectively, to the international single-employer defined benefit pension plans and CHF  12 million and CHF  11 million, respectively, to the other post-retirement defined benefit plans. In 2019, there was a special cash contribution made to the defined benefit pension plan in Germany of CHF  111 million. In 2020, the Bank expects to contribute CHF  11 million to the international single-employer defined benefit pension plans and CHF  11 million to other post-retirement defined benefit plans.
PBO or ABO in excess of plan assets
The following table shows the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2019 and 2018, respectively.
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]
December 31	2019	2018		2019	2018
PBO/ABO exceeded plan assets (CHF million)
PBO	1,455	1,336		1,443	1,325
ABO	1,431	1,312		1,422	1,304
Fair value of plan assets	1,174	989		1,163	978
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.
Amounts recognized in AOCI and OCI
The following table shows the actuarial gains/(losses), the prior service credits/(costs) and the cumulative effect of accounting changes, which were recorded in AOCI and subsequently recognized as components of net periodic benefit costs.
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan		Total
end of	2019	2018	2019	2018	2019	2018
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(345)	(327)	(30)	(23)	(375)	(350)
Prior service credits/(costs)	(10)	(11)	3	3	(7)	(8)
Cumulative effect of accounting changes	(42)	–	0	–	(42)	–
Total	(397)	(338)	(27)	(20)	(424)	(358)
The following table shows the changes in OCI due to actuarial gains/(losses), the prior service credits/(costs) recognized in AOCI during 2019 and 2018, the amortization of the aforementioned items as components of net periodic benefit costs for these periods and the cumulative effect of accounting changes.
Amounts recognized in OCI
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2019 (CHF million)
Actuarial gains/(losses)	(31)	(2)	(33)	(12)	3	(9)	(42)
Amortization of actuarial losses/(gains)	19	(4)	15	3	(1)	2	17
Amortization of prior service costs/(credits)	1	0	1	0	0	0	1
Cumulative effect of accounting changes	0	(42)	(42)	0	0	0	(42)
Total	(11)	(48)	(59)	(9)	2	(7)	(66)
2018 (CHF million)
Actuarial gains/(losses)	(26)	1	(25)	9	(2)	7	(18)
Prior service credits/(costs)	(10)	0	(10)	0	0	0	(10)
Amortization of actuarial losses/(gains)	47	(4)	43	8	(2)	6	49
Total	11	(3)	8	17	(4)	13	21
Assumptions
The measurement of both the net periodic benefit costs and the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event.
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
December 31	2019	2018	2017	2019	2018	2017
Net periodic benefit cost (%)
Discount rate - service cost	3.28	2.96	2.92	4.38	3.86	4.03
Discount rate - interest cost	3.28	2.77	2.79	3.95	3.28	3.48
Salary increases	2.92	2.97	3.55	–	–	–
Expected long-term rate of return on plan assets	3.00	3.22	3.88	–	–	–
Benefit obligation (%)
Discount rate	2.38	3.30	2.83	3.23	4.37	3.70
Salary increases	2.84	2.90	2.97	–	–	–
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2019	2018	2019	2018	2019	2018	2019	2018
Life expectancy (years)
UK	SAPS S2 light tables	[1]	23.2	23.7	24.8	25.3	24.3	24.8	26.1	26.5
US	Pri-2012 mortality tables	[2]	21.1	21.5	22.2	22.7	22.7	23.4	23.8	24.5
1 95% of Self-Administered Pension Scheme (SAPS) S2 light tables were used, which included final CMI projections, with a long-term rate of improvement of 1.5% per annum.
2 The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.
Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate is assumed in the cost of covered health care benefits.
The following table provides an overview of the assumed health care cost trend rates
Health care cost trend rates
in / end of	2019	2018	2017
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.0	8.7	8.3
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5.0% by 2026.
The annual health care cost trend rate used to determine the net periodic defined benefit costs for 2020 is 8.0%.
Plan assets and investment strategy
As of December 31, 2019 and 2018, no Group debt or equity securities were included in plan assets for the international single-employer defined benefit pension plans.
Fair value of plan assets
The following table presents the plan assets measured at fair value on a recurring basis as of December 31, 2019 and 2018, for the Bank’s defined benefit pension plans.
Plan assets measured at fair value on a recurring basis
end of	2019						2018
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	14	104		0	0	118	86	123		0	0	209
Debt securities	2,277	1,016		0	430	3,723	1,889	846		0	328	3,063
of which governments	1,904	9		0	0	1,913	1,574	5		0	0	1,579
of which corporates	373	1,007		0	430	1,810	315	841		0	328	1,484
Equity securities	58	0		0	91	149	52	12		0	74	138
Real estate – indirect	0	0		0	29	29	0	0		0	29	29
Alternative investments	0	(37)		0	45	8	0	19		0	61	80
of which hedge funds	0	0		0	45	45	0	0		0	61	61
of which other	0	(37)	[1]	0	0	(37)	0	19	[1]	0	0	19
Other investments	0	84		0	0	84	0	85		0	0	85
Total plan assets at fair value	2,349	1,167		0	595	4,111	2,027	1,085		0	492	3,604
1 Primarily related to derivative instruments.
Plan asset allocation
The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Plan asset allocation
December 31	2019	2018
Weighted-average (%)
Cash and cash equivalents	2.9	5.8
Debt securities	90.6	85.0
Equity securities	3.6	3.8
Real estate	0.7	0.8
Alternative investments	0.2	2.2
Insurance	2.0	2.4
Total	100.0	100.0
The following table shows the target plan asset allocation for 2020 in accordance with the Bank’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic benefit costs for 2020.
2020 target plan asset allocation
Weighted-average (%)
Cash and cash equivalents	0.3
Debt securities	93.7
Equity securities	2.2
Real estate	0.6
Alternative investments	1.2
Insurance	2.0
Total	100.0
Estimated future benefit payments
The following table shows the estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans.
Estimated future benefit payments
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plan
Payments (CHF million)
2020	103	11
2021	105	12
2022	98	12
2023	108	11
2024	113	11
For five years thereafter	633	47